UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08897

Sparrow Funds
(Exact name of registrant as specified in charter)

11330 Olive Blvd., Ste. 230, St. Louis, MO	63141
(Address of principal executive offices)	(Zip code)

Terrance P. Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	08/31

Date of reporting period:	11/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sparrow Growth Fund
Schedule of Investments
November 30, 2006
(Unaudited)

Common Stocks - 96.68%	Shares	Value

Accident & Health Insurance - 2.44%
Stancorp Financial Group, Inc.	6,400	$290,624

Aircraft Engines & Engine Parts - 2.85%
United Technologies Corp.	5,260	339,428

Beverages - 2.18%
PepsiCo, Inc.	4,200	260,274

Book: Publishing or Publishing and Printing - 2.24%
The McGraw-Hill Companies, Inc.	4,000	266,600

Concrete, Gypsum & Plaster Products - 2.42%
Florida Rock Industries, Inc.	6,400	288,256

Commercial Banks - 2.46%
Allied Irish Banks Plc (a)	5,200	292,552

Crude Petroleum & Natural Gas - 7.20%
Chesapeake Energy Corp.	8,300	282,449
Occidental Petroleum Corp.	5,600	281,904
XTO Energy, Inc.	5,800	293,480
		857,833

Cutlery, Handtools & General Hardware - 2.58%
Lifetime Brands, Inc.	15,300	307,530

Dental Equipment & Supplies - 1.23%
Dentsply International, Inc.	4,600	146,878

Fire, Marine & Casualty Insurance - 2.37%
United Fire & Casualty Co.	8,000	282,400

Food & Kindred Products - 2.40%
Altria Group, Inc.	3,400	286,314

Footwear - 1.56%
Wolverine World Wide, Inc.	6,400	185,984

General Building Contractors - Residential Buildings - 2.49%
Desarrolladora Homex (a) (b)	6,000	296,280

*See the accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Common Stocks - 96.68% - continued	Shares	Value

General Industrial Machinery & Equipment - 2.46%
Illinois Tool Works, Inc.	6,200	$292,640

Hazardous Waste Management - 1.51%
Stericycle, Inc. (b)	2,490	180,326

Household Audio & Video Equipment - 2.18%
Harman International Industries, Inc.	2,500	259,600

Life Insurance - 2.64%
China Life Insurance Co. Ltd. (a)	3,200	314,080

Metalworking Machinery & Equipment - 2.52%
Makita Corp. (a)	10,400	300,248

Motor Vehicles & Passenger Car Bodies - 2.34%
Volvo AB (a) (b)	4,300	279,371

National Commercial Banks - 4.56%
Bank of America Corp.	5,000	269,250
Commerce Bancorp, Inc.	7,900	274,604
		543,854

Operative Builders - 2.44%
Ryland Group, Inc.	5,500	290,125

Personal Credit Institutions - 1.14%
World Acceptance Corp. (b)	3,000	136,170

Petroleum Refining - 2.44%
Royal Dutch Shell Plc (a)	4,100	291,223

Public Building and Related Furniture - 0.96%
Johnson Controls, Inc.	1,400	113,862

Retail - Building Materials, Hardware, Garden Supply - 2.24%
Tractor Supply Co. (b)	5,600	266,560

Retail - Department Stores - 2.28%
Sears Holdings Corp. (b)	1,586	271,872

*See the accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

Common Stocks - 96.68% - continued	Shares	Value

Retail - Drug Stores & Proprietary Stores - 2.41%
Walgreen Co.	7,100	$287,479

Retail - Jewelry Stores - 2.32%
Zale Corp. (b)	9,000	276,930

Retail - Miscellaneous Retail - 2.98%
First Cash Financial Services, Inc. (b)	17,390	355,278

Services - Business Services - 2.38%
Cryptologic, Inc.	13,900	283,004

Services - Consumer Credit Reporting, Collection Agencies - 2.18%
Portfolio Recovery Associates, Inc. (b)	5,700	260,205

Services - Miscellaneous Amusement & Recreation - 1.46%
Boyd Gaming Corp.	4,100	173,635

Ship & Boat Building & Repairing - 2.64%
General Dynamics Corp.	4,200	314,328

State Commercial Banks - 2.24%
UCBH Holdings, Inc.	15,800	266,388

Sugar and Confectionary Products - 4.79%
The Hershey Co.	5,500	291,335
William Wrigley, Jr. Co.	5,325	279,243
		570,578

Telephone Communications - 2.76%
China Mobile Hong Kong Ltd. (a)	7,800	329,160

Textiles & Apparel - 1.93%
Nike, Inc. - Class B	2,320	229,564

Wholesale - Groceries & Related Products - 1.94%
Sysco Corp.	6,450	231,232

Wholesale - Miscellaneous Durable Goods - 2.52%
RC2 Corp. (b)	7,000	300,090

TOTAL COMMON STOCKS (Cost $9,062,554)		11,518,755

*See the accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
November 30, 2006
(Unaudited)

	Shares	Value

Money Market Securities - 3.56%
First American Government Obligations Fund - Class Y, 4.89% (c)	423,600	$423,600

TOTAL MONEY MARKET SECURITES (Cost $423,600)		423,600

TOTAL INVESTMENTS (Cost $9,486,154) - 100.24%		$11,942,355

Liabilities in excess of other assets - (0.24)%		(28,624)

TOTAL NET ASSETS - 100.00%		$11,913,731

(a) American Depositary Receipts.
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at November 30, 2006.

Tax Related
Gross unrealized appreciation		$2,508,410
Gross unrealized depreciation		(52,209)
Net unrealized appreciation		$2,456,201

Aggregate cost of securities for income tax purposes		$9,486,154

*See the accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Related Notes to the Schedule of Investments
November 30, 2006
(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair Valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of January 29, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By	/s/ Gerald Sparrow
Gerald Sparrow, President

Date	1/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gerald Sparrow
Gerald Sparrow, President

Date	1/29/2007

By	/s/ Gerald Sparrow
Gerald Sparrow, Treasurer

Date	1/29/2007